Financial Risk Management - Additional Information (Detail) - JPY (¥)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount accrued for estimated losses	¥ 0
Undiscounted maximum amount of payment for guarantee obligations	119,222,000,000	¥ 119,168,000,000
Guarantee of employee loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted maximum amount of payment for guarantee obligations	¥ 5,988,000,000	¥ 7,098,000,000
Consumer finance receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral values in excess for percentage of carrying amounts	80.00%	90.00%
Dealer finance receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral values in excess for percentage of carrying amounts	100.00%	100.00%
Percentage of appreciation of the Japanese yen against the U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%